Balance Sheet Details (Details) - Schedule of Intangible Assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Gross basis:
Total intangible assets, gross beginning	$ 25,447,699
Impairment	(2,276,194)
Foreign Currency Translation	(1,488,307)	$ (701,056)
Total intangible assets, gross ending	21,683,198	25,447,699
Accumulated amortization:
Accumulated amortization, beginning	(201,593)
Foreign Currency Translation	8,762
Total intangible assets, accumulated amortization begininng	(36,812)
Total intangible assets, accumulated amortization begininng	25,410,887
Accumulated amortization, ending	21,453,555	25,410,887
Accumulated amortization, ending	(229,643)	(36,812)
Trade Name [Member]
Gross basis:
Total intangible assets, gross beginning	9,312,739
Impairment
Foreign Currency Translation	(625,714)	(294,739)
Total intangible assets, gross ending	8,687,025	9,312,739
Product Rights for Developed Technology [Member]
Gross basis:
Total intangible assets, gross beginning	14,182,157
Impairment	(2,276,194)
Foreign Currency Translation	(731,386)	(344,514)
Total intangible assets, gross ending	11,174,577	14,182,157
Accumulated amortization:
Accumulated amortization, beginning	(170,929)
Foreign Currency Translation	7,430
Total intangible assets, accumulated amortization begininng	(31,213)
Accumulated amortization, ending	(194,712)	(31,213)
Customer Relationships [Member]
Gross basis:
Total intangible assets, gross beginning	1,952,803
Impairment
Foreign Currency Translation	(131,207)	(61,803)
Total intangible assets, gross ending	1,821,596	1,952,803
Accumulated amortization:
Accumulated amortization, beginning	(30,664)
Foreign Currency Translation	1,332
Total intangible assets, accumulated amortization begininng	(5,599)
Accumulated amortization, ending	$ (34,931)	$ (5,599)